Divestitures (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 145	$ 129
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax	32	23
Discontinued Operation Separation Charges of Discontinued Operation before Income Tax	0	4
Discontinued Operation, Tax Effect of Discontinued Operation	(6)	(4)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 26	$ 23